RISK MANAGEMENT (Details 3) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 202,991,372	$ 199,665,846
Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	173,819,116	160,468,094
Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	43,957,463	40,334,290
Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	12,753,175	10,117,272
Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	5,900,913	5,814,417
Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	668,205	455,793
Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	916,225	1,136,326
Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,003,688	2,884,546
Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	12,710
Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,043,954	3,263,598
Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	8,894,582	7,103,786
Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	93,680,911	89,345,356
Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	94,600,648	88,997,241
Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	94,600,648	88,997,241
Commercial Loans [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	21,209,517	19,529,154
Commercial Loans [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	7,725,197
Commercial Loans [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	5,124,246
Commercial Loans [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	667,976	455,793
Commercial Loans [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	470,400	779,008
Commercial Loans [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	2,595,913	2,583,354
Commercial Loans [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	12,710
Commercial Loans [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,992,592	3,220,882
Commercial Loans [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,118,947	3,163,456
Commercial Loans [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	61,545,303	46,403,441
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	31,993,381	27,646,114
Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	31,993,381	27,646,114
Consumer loans [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,744,581	1,572,455
Consumer loans [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer loans [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	112,724
Consumer loans [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	229	0
Consumer loans [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	369,689	300,730
Consumer loans [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	138	147
Consumer loans [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer loans [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	49,910	41,597
Consumer loans [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,713,359	3,887,548
Consumer loans [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	25,115,475	21,730,913
Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	22,870,685	20,512,208
Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	22,870,685	20,512,208
Mortgages [Member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	20,720,459	18,959,433
Mortgages [Member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	243	0
Mortgages [Member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [Member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [Member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [Member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [Member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [Member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [Member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	48,098	32,524
Mortgages [Member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	2,101,885	1,520,251
Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	23,198,204	22,248,951
Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	23,198,204	22,248,951
Lease receivables [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	84	0
Lease receivables [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	12,752,932	2,392,075
Lease receivables [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	5,900,913	577,447
Lease receivables [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	118,747	0
Lease receivables [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	20	31
Lease receivables [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,425,508	19,279,398
Corporate loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,156,198	1,063,580
Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,156,198	1,063,580
Corporate loans [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	282,822	273,248
Corporate loans [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	76,136	56,588
Corporate loans [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	288,890	301,045
Corporate loans [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,452	1,119
Corporate loans [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	14,158	20,227
Corporate loans [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 492,740	$ 411,353